Leases (Tables)	9 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of ROU Assets and Lease Liabilities
The following table reflects the Company’s right-of-use (“ROU”) assets and lease liabilities as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
Assets:
Operating lease ROU assets, net	$666,529	$935,246
Liabilities:
Operating lease liabilities, current	$441,634	$405,678
Operating lease liabilities	321,270	656,955
	$762,904	$1,062,633

Schedule of Supplemental Cash Flow Information Related to Operating Leases
The following table presents supplemental cash flow information related to the Company’s operating leases for the year ended:

	Year Ended December 31,
	2024	2023
Operating cash flows from operating leases	$462,295	$441,111
The following table presents supplemental cash flow information related to the Company’s operating leases:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2024	2023
Operating cash flows from operating leases	$120,503	$116,994	$355,661	$345,302

Schedule of Maturity of Operating Lease Liabilities
As of December 31, 2024, the maturity of operating lease liabilities was as follows:

Year ending December 31:
2025	$476,164
2026	490,449
2027	206,864
Total payments	1,173,477
Less: Interest	(110,844)
Present value of obligations	$1,062,633
As of September 30, 2025, the maturity of operating lease liabilities was as follows:

Year ending December 31:
2025 (remaining)	$120,503
2026	490,449
2027	206,864
Total payments	817,816
Less: Interest	(54,912)
Present value of obligations	$762,904